UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Corporate High Yield Fund V, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2007 (unaudited)         (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.4%       $ 2,872,000  Alliant Techsystems, Inc., 2.75% due 9/15/2011 (a)(g)                  $    3,392,550
                                     850,000  Bombardier, Inc., 8% due 11/15/2014 (g)                                       905,250
                                   2,100,000  DRS Technologies, Inc., 6.875% due 11/01/2013                               2,115,750
                                   1,500,000  Esterline Technologies Corp., 7.75% due 6/15/2013                           1,548,750
                                   2,025,000  L-3 Communications Corp., 7.625% due 6/15/2012                              2,095,875
                                   2,300,000  L-3 Communications Corp., 5.875% due 1/15/2015                              2,242,500
                                   2,120,000  L-3 Communications Corp., 3% due 8/01/2035 (a)(g)                           2,347,900
                                   2,125,000  L-3 Communications Corp. Series B, 6.375% due 10/15/2015                    2,119,687
                                   1,355,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014                           1,460,013
                                     700,000  TransDigm, Inc., 7.75% due 7/15/2014 (g)                                      728,000
                                   3,025,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                          3,104,406
                                                                                                                     --------------
                                                                                                                         22,060,681
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                      178,531  Continental Airlines, Inc. Series 1997-4-B, 6.90% due 7/02/2018               177,192
                                      67,466  Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009               67,382
                                     626,024  Continental Airlines, Inc. Series 2001-1 Class  C,
                                              7.033% due 12/15/2012                                                         619,764
                                                                                                                     --------------
                                                                                                                            864,338
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 4.3%                    820,000  Accuride Corp., 8.50% due 2/01/2015                                           842,550
                                     520,000  Asbury Automotive Group, Inc., 7.625% due 3/15/2017 (g)                       520,000
                                   4,200,000  Autonation, Inc., 7.356% due 4/15/2013 (c)                                  4,242,000
                                   2,300,000  Autonation, Inc., 7% due 4/15/2014                                          2,323,000
                                   1,095,000  Ford Capital B.V., 9.50% due 6/01/2010                                      1,122,375
                                     530,000  Ford Motor Co., 7.45% due 7/16/2031                                           435,925
                                   1,100,000  Ford Motor Co., 8.90% due 1/15/2032                                           976,250
                                   1,050,000  Ford Motor Credit Co., 8.105% due 1/13/2012 (c)                             1,055,118
                                     300,000  Ford Motor Credit Co. LLC, 7.80% due 6/01/2012                                298,529
                                     900,000  General Motors Acceptance Corp., 7.25% due 3/02/2011                          917,416
                                     370,000  General Motors Acceptance Corp., 8% due 11/01/2031                            406,483
                                     100,000  The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                          104,500
                                   1,340,000  The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (g)                   1,447,200
                                   1,340,000  Group 1 Automotive, Inc., 2.25% due 6/15/2036 (a)                           1,200,975
                                     695,000  Keystone Automotive Operations, Inc., 9.75% due 11/01/2013                    618,550
                                   3,170,000  Lear Corp., 8.75% due 12/01/2016                                            3,043,200
                                   1,675,000  United Auto Group, Inc., 7.75% due 12/15/2016 (g)                           1,691,750
                                                                                                                     --------------
                                                                                                                         21,245,821
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 5.1%                2,650,000  Allbritton Communications Co., 7.75% due 12/15/2012                         2,732,812
                                   1,705,000  Barrington Broadcasting Group LLC, 10.50% due 8/15/2014 (g)                 1,807,300
                                     750,000  Bonten Media Acquisition Co., 9% due 6/01/2015 (f)(g)                         755,442
                                   2,950,000  CMP Susquehanna Corp., 9.875% due 5/15/2014 (g)                             3,009,000
                                     390,000  Local TV Finance LLC, 9.25% due 6/15/2015 (f)(g)                              393,390
                                     590,000  Nexstar Finance, Inc., 7% due 1/15/2014                                       600,325
                                   4,475,000  Paxson Communications Corp., 8.606% due 1/15/2012 (c)(g)                    4,570,094
                                   3,825,000  Salem Communications Corp., 7.75% due 12/15/2010                            3,911,063
                                   2,400,000  Sinclair Broadcast Group, Inc., 8% due 3/15/2012                            2,496,000
                                     775,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                            776,938
                                   2,195,000  Umbrella Acquisition, 9.75% due 3/15/2015 (f)(g)                            2,271,825
                                   1,790,000  Young Broadcasting, Inc., 10% due 3/01/2011                                 1,821,325
                                                                                                                     --------------
                                                                                                                         25,145,514
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 8.5%                3,400,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                           3,485,000
                                     100,000  Cablevision Systems Corp. Series B, 9.82% due 4/01/2009 (c)                   105,875
                                     700,000  Cablevision Systems Corp. Series B, 8% due 4/15/2012                          710,500
                                   1,245,000  Charter Communications Holdings I LLC, 11% due 10/01/2015                   1,350,825
                                   4,895,000  Charter Communications Holdings I LLC, 11% due 10/01/2015                   5,323,312
                                   5,000,000  Charter Communications Holdings II LLC, 10.25% due 9/15/2010                5,325,000
                                   2,935,000  Echostar DBS Corp., 7.125% due 2/01/2016                                    3,012,044

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   330,000  Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (c)                       $      352,687
                                     945,000  Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (c)                               966,262
                                   1,000,000  Intelsat Bermuda Ltd., 11.25% due 6/15/2016                                 1,142,500
                                   1,655,000  Intelsat Corp., 9% due 6/15/2016                                            1,812,225
                                     530,000  Intelsat Ltd., 6.50% due 11/01/2013                                           453,150
                                   3,100,000  Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                  3,320,875
                                     941,000  Loral Spacecom Corp., 14% due 11/15/2015 (f)                                1,013,472
                                   3,675,000  Mediacom LLC, 9.50% due 1/15/2013                                           3,794,438
                                   3,313,000  PanAmSat Corp., 9% due 8/15/2014                                            3,578,040
                                   2,975,000  Quebecor Media, Inc., 7.75% due 3/15/2016                                   3,123,750
                                   2,950,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (g)                    3,311,375
                                                                                                                     --------------
                                                                                                                         42,181,330
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.5%                   1,300,000  American Pacific Corp., 9% due 2/01/2015 (g)                                1,311,375
                                     800,000  Hexion U.S. Finance Corp., 9.75% due 11/15/2014                               862,000
                                     950,000  Hexion U.S. Finance Corp., 9.86% due 11/15/2014 (c)(g)                        992,750
                                   1,220,000  Ineos Group Holdings Plc, 8.50% due 2/15/2016 (g)                           1,227,625
                                     925,000  Innophos Holdings, Inc., 9.50% due 4/15/2012 (g)                              943,500
                                   1,185,000  Innophos, Inc., 8.875% due 8/15/2014                                        1,250,175
                                     675,000  Key Plastics LLC & Key Plastics Finance Corp.,
                                              11.75% due 3/15/2013 (g)                                                      678,375
                                   2,500,000  MacDermid, Inc., 9.50% due 4/15/2017 (g)                                    2,637,500
                                   3,460,000  Momentive Performance Materials, Inc., 10.125% due 12/01/2014 (f)(g)        3,615,700
                                   3,020,000  NOVA Chemicals Corp., 8.484% due 11/15/2013 (c)                             3,065,300
                                   1,775,000  Nalco Co., 7.75% due 11/15/2011                                             1,837,125
                                   1,775,000  Nalco Co., 8.875% due 11/15/2013                                            1,903,688
                                   1,077,000  Nalco Finance Holdings, Inc., 10.086% due 2/01/2014 (b)                       974,685
                                     815,000  Terra Capital, Inc. Series B, 7% due 2/01/2017                                817,038
                                                                                                                     --------------
                                                                                                                         22,116,836
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.0%           100,000  Simmons Bedding Co., 7.875% due 1/15/2014                                     102,000
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 3.3%     3,000,000  American Greetings Corp., 7.375% due 6/01/2016                              3,063,750
                                   2,025,000  Chattem, Inc., 7% due 3/01/2014                                             2,030,062
                                     925,000  Church & Dwight Co., Inc., 6% due 12/15/2012                                  908,812
                                   5,325,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                                4,260,000
                                   2,925,000  Levi Strauss & Co., 8.875% due 4/01/2016                                    3,104,156
                                   3,000,000  Quiksilver, Inc., 6.875% due 4/15/2015                                      2,921,250
                                                                                                                     --------------
                                                                                                                         16,288,030
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 8.5%           2,065,000  Affinion Group, Inc., 11.50% due 10/15/2015                                 2,307,637
                                     350,000  American Media Operations, Inc. Series B, 10.25% due 5/01/2009                343,437
                                     500,000  CBD Media Holdings LLC, 9.25% due 7/15/2012                                   530,000
                                   3,850,000  CBD Media, Inc., 8.625% due 6/01/2011                                       3,955,875
                                   2,400,000  Cadmus Communications Corp., 8.375% due 6/15/2014                           2,430,000
                                     580,000  CanWest Media, Inc., 8% due 9/15/2012                                         598,850
                                   2,171,000  Dex Media West LLC, 9.875% due 8/15/2013                                    2,358,249
                                   2,975,000  Idearc, Inc., 8% due 11/15/2016                                             3,082,844
                                   2,941,000  Liberty Media Corp., 0.75% due 3/30/2023 (a)                                3,657,869
                                     410,000  Network Communications, Inc., 10.75% due 12/01/2013                           435,113
                                   4,425,000  Nielsen Finance LLC, 10% due 8/01/2014 (g)                                  4,823,250
                                   1,570,000  Nielsen Finance LLC, 9.919% due 8/01/2016 (b)(g)                            1,142,175
                                   4,565,000  Primedia, Inc., 8% due 5/15/2013                                            4,827,488
                                   4,295,000  Quebecor World, Inc., 9.75% due 1/15/2015 (g)                               4,552,700
                                   2,150,000  R.H. Donnelley Corp. Series A-2, 6.875% due 1/15/2013                       2,117,750
                                   1,855,000  R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016                       1,998,763
                                   2,650,000  Universal City Florida Holding Co. I, 10.106% due 5/01/2010 (c)             2,736,125
                                                                                                                     --------------
                                                                                                                         41,898,125
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &           $   750,000  Berry Petroleum Co., 8.25% due 11/01/2016                              $      766,875
Production - 3.8%                  2,300,000  Chaparral Energy, Inc., 8.50% due 12/01/2015                                2,305,750
                                   2,540,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                      2,565,400
                                   4,150,000  EXCO Resources, Inc., 7.25% due 1/15/2011                                   4,191,500
                                   3,000,000  Encore Acquisition Co., 6.25% due 4/15/2014                                 2,793,750
                                   2,530,000  OPTI Canada, Inc., 8.25% due 12/15/2014 (g)                                 2,688,125
                                   1,110,000  Sabine Pass LNG LP, 7.50% due 11/30/2016 (g)                                1,137,750
                                   2,170,000  Stone Energy Corp., 8.106% due 7/15/2010 (c)(g)                             2,170,000
                                                                                                                     --------------
                                                                                                                         18,619,150
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 2.8%              3,410,000  Aleris International, Inc., 9% due 12/15/2014 (f)(g)                        3,510,319
                                   1,575,000  Copano Energy LLC, 8.125% due 3/01/2016                                     1,641,937
                                     560,000  KCS Energy, Inc., 7.125% due 4/01/2012                                        560,000
                                   1,060,000  North American Energy Partners, Inc., 8.75% due 12/01/2011                  1,091,800
                                   3,000,000  Ocean RIG ASA, 9.35% due 4/04/2011 (c)                                      2,992,500
                                   3,710,000  SemGroup LP, 8.75% due 11/15/2015 (g)                                       3,881,588
                                                                                                                     --------------
                                                                                                                         13,678,144
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.6%                     270,000  American Real Estate Partners LP, 7.125% due 2/15/2013                       265,275
                                   1,750,000  American Real Estate Partners LP, 7.125% due 2/15/2013 (g)                  1,719,375
                                   1,000,000  USI Holdings Corp., 9.23% due 11/15/2014 (c)(g)                             1,002,500
                                                                                                                     --------------
                                                                                                                         2,987,150
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 3.4%              1,225,000  AmeriQual Group LLC, 9.50% due 4/01/2012 (g)                                1,261,750
                                   2,150,000  Constellation Brands, Inc., 8.125% due 1/15/2012                            2,219,875
                                   4,400,000  Cott Beverages USA, Inc., 8% due 12/15/2011                                 4,515,500
                                   4,373,000  Del Monte Corp., 8.625% due 12/15/2012                                      4,591,650
                                     295,000  Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014                     293,525
                                   3,000,000  National Beef Packing Co. LLC, 10.50% due 8/01/2011                         3,157,500
                                     765,000  Swift & Co., 12.50% due 1/01/2010                                             799,425
                                                                                                                     --------------
                                                                                                                         16,839,225
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 7.2%                      2,075,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                           2,170,969
                                     160,000  Caesars Entertainment, Inc., 8.125% due 5/15/2011                             169,400
                                   1,165,000  French Lick Resorts & Casino LLC, 10.75% due 4/15/2014 (g)                    984,425
                                     425,000  Galaxy Entertainment Finance Co. Ltd., 10.409% due 12/15/2010 (c)(g)          448,375
                                     850,000  Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (g)              924,375
                                     885,000  Greektown Holdings, LLC, 10.75% due 12/01/2013 (g)                            955,800
                                   4,810,000  Harrah's Operating Co., Inc., 5.75% due 10/01/2017                          3,992,300
                                   2,450,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                2,652,125
                                   1,855,000  Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (g)        1,929,200
                                   1,625,000  MGM Mirage, 9.75% due 6/01/2007                                             1,625,000
                                     675,000  MGM Mirage, 6.75% due 4/01/2013                                               663,188
                                   2,950,000  Penn National Gaming, Inc., 6.875% due 12/01/2011                           2,972,125
                                   3,800,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                          3,990,000
                                   1,525,000  San Pasqual Casino, 8% due 9/15/2013 (g)                                    1,570,750
                                   1,775,000  Station Casinos, Inc., 6.50% due 2/01/2014                                  1,644,094
                                   2,400,000  Station Casinos, Inc., 7.75% due 8/15/2016                                  2,478,000
                                     975,000  Station Casinos, Inc., 6.625% due 3/15/2018                                   877,500
                                   3,055,000  Tropicana Entertainment, LLC, 9.625% due 12/15/2014 (g)                     3,085,550
                                   2,700,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                                   2,710,125
                                                                                                                     --------------
                                                                                                                         35,843,301
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 6.2%                 1,680,000  Angiotech Pharmaceuticals, Inc., 9.11% due 12/01/2013 (c)                   1,747,200
                                     800,000  The Cooper Cos., Inc., 7.125% due 2/15/2015 (g)                               816,000
                                   2,950,000  Elan Finance Plc, 9.36% due 11/15/2011 (c)                                  3,009,000
                                   2,875,000  HealthSouth Corp., 11.354% due 6/15/2014 (c)(g)                             3,133,750
                                   1,075,000  Omnicare, Inc., 6.75% due 12/15/2013                                        1,058,875
                                   1,160,000  Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (a)                           987,450
                                   1,500,000  PTS Acquisition Corp., 9.50% due 4/15/2015 (f)(g)                           1,541,250

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 1,080,000  Tenet Healthcare Corp., 6.50% due 6/01/2012                            $    1,005,750
                                   3,365,000  Tenet Healthcare Corp., 9.875% due 7/01/2014                                3,449,125
                                   1,220,000  Triad Hospitals, Inc., 7% due 5/15/2012                                     1,268,800
                                   4,425,000  U.S. Oncology, Inc., 9% due 8/15/2012                                       4,624,125
                                   2,200,000  United Surgical Partners International, Inc., 8.875% due 5/01/2017 (g)      2,274,250
                                     490,000  Universal Hospital Services, Inc., 8.50% due 6/01/2015 (f)(g)                 500,300
                                     460,000  Universal Hospital Services, Inc., 8.759% due 6/01/2015 (c)(g)                466,900
                                   1,500,000  VWR International, Inc., 8% due 4/15/2014                                   1,614,375
                                   2,950,000  Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                      3,090,125
                                                                                                                     --------------
                                                                                                                         30,587,275
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 5.0%                     4,400,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                         4,488,000
                                   1,094,000  Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (c)                   1,106,307
                                   2,125,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                     2,162,187
                                     590,000  Masonite Corp., 11% due 4/06/2015 (g)                                         557,550
                                     765,000  Nortek, Inc., 8.50% due 9/01/2014                                             759,263
                                   1,400,000  Ply Gem Industries, Inc., 9% due 2/15/2012                                  1,298,500
                                   2,240,000  Realogy Corp., 10.50% due 4/15/2014 (g)                                     2,248,400
                                   3,540,000  Realogy Corp., 11% due 4/15/2014 (f)(g)                                     3,522,300
                                   5,050,000  Realogy Corp., 12.375% due 4/15/2015 (g)                                    4,923,750
                                   2,350,000  Standard-Pacific Corp., 9.25% due 4/15/2012                                 2,332,375
                                   1,475,000  Texas Industries, Inc., 7.25% due 7/15/2013                                 1,526,625
                                                                                                                     --------------
                                                                                                                         24,925,257
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 6.7%        410,000  Amkor Technology, Inc., 7.75% due 5/15/2013                                   402,312
                                   2,040,000  Amkor Technology, Inc., 9.25% due 6/01/2016                                 2,136,900
                                     890,000  BMS Holdings, Inc., 12.40% due 2/15/2012 (c)(f)(g)                            848,299
                                     305,000  Compagnie Generale de Geophysique SA, 7.50% due 5/15/2015                     319,106
                                     470,000  Compagnie Generale de Geophysique-Veritas, 7.75% due 5/15/2017                495,850
                                     400,000  Cypress Semiconductor Corp., 1% due 9/15/2009 (a)(g)                          425,000
                                   7,390,000  Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (f)(g)                 7,316,100
                                     730,000  Freescale Semiconductor, Inc., 9.235% due 12/15/2014 (c)(g)                   730,912
                                   2,845,000  Nortel Networks Ltd., 9.606% due 7/15/2011 (c)(g)                           3,065,488
                                      85,000  Sanmina-SCI Corp., 6.75% due 3/01/2013                                         80,113
                                   1,680,000  Sanmina-SCI Corp., 8.125% due 3/01/2016                                     1,633,800
                                   1,800,000  Spansion, Inc., 8.485% due 6/01/2013 (c)(g)                                 1,822,500
                                   3,250,000  SunGard Data Systems, Inc., 9.125% due 8/15/2013                            3,453,125
                                   3,160,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015                            3,456,250
                                     375,000  Telcordia Technologies, Inc., 10% due 3/15/2013 (g)                          348,750
                                   2,048,397  UGS Capital Corp. II, 10.348% due 6/01/2011 (f)(g)                          2,104,728
                                   2,075,000  UGS Corp., 10% due 6/01/2012                                                2,260,457
                                   2,295,000  Viasystems, Inc., 10.50% due 1/15/2011                                      2,340,900
                                                                                                                     --------------
                                                                                                                         33,240,590
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.1%                     1,875,000  FelCor Lodging LP, 8.50% due 6/01/2011                                      2,001,562
                                   2,970,000  Great Canadian Gaming Corp., 7.25% due 2/15/2015 (g)                        3,007,125
                                     130,000  Travelport, Inc., 9.875% due 9/01/2014 (g)                                    140,075
                                     520,000  Travelport, Inc., 9.985% due 9/01/2014 (c)(g)                                 539,500
                                                                                                                     --------------
                                                                                                                          5,688,262
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.7%               1,890,000  AGY Holding Corp., 11% due 11/15/2014 (g)                                   1,982,137
                                     570,000  Belden CDT, Inc., 7% due 3/15/2017 (g)                                        583,601
                                   3,325,000  CPI Holdco, Inc., 11.151% due 2/01/2015 (c)                                 3,433,062
                                   1,800,000  Coleman Cable, Inc., 9.875% due 10/01/2012 (g)                              1,887,750
                                   2,500,000  Jarden Corp., 7.50% due 5/01/2017                                           2,550,000
                                   1,995,000  NXP B.V., 8.106% due 10/15/2013                                             2,054,850
                                   3,420,000  NXP B.V., 9.50% due 10/15/2015                                              3,539,700
                                     690,000  RBS Global, Inc., 9.50% due 8/01/2014                                         741,750
                                   1,515,000  RBS Global, Inc., 11.75% due 8/01/2016                                      1,708,163

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   825,000  RBS Global, Inc., 8.875% due 9/01/2016                                 $      860,063
                                     775,000  Sensata Technologies B.V., 8% due 5/01/2014                                   782,750
                                   2,805,000  Trimas Corp., 9.875% due 6/15/2012                                          2,934,731
                                                                                                                     --------------
                                                                                                                         23,058,557
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 3.8%                 790,000  FMG Finance Pty. Ltd., 10% due 9/01/2013 (g)                                  886,775
                                   1,140,000  FMG Finance Pty. Ltd., 10.625% due 9/01/2016 (g)                            1,369,425
                                   2,925,000  Foundation PA Coal Co., 7.25% due 8/01/2014                                 2,961,562
                                   1,700,000  Freeport-McMoRan Copper & Gold, Inc., 8.564% due 4/01/2015 (c)              1,791,375
                                   5,000,000  Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017                  5,462,500
                                   3,225,000  Indalex Holding Corp. Series B, 11.50% due 2/01/2014                        3,422,531
                                   2,975,000  Novelis, Inc., 7.25% due 2/15/2015                                          3,138,625
                                                                                                                     --------------
                                                                                                                         19,032,793
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%              690,000  Claire's Stores, Inc., 10.50% due 6/01/2017 (g)                               675,337
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 3.8%                   2,175,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014                          2,229,375
                                   2,805,000  Berry Plastics Holding Corp., 9.235% due 9/15/2014 (c)                      2,871,619
                                   3,250,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                             3,347,500
                                     620,000  Impress Holdings B.V., 8.481% due 9/15/2013 (c)(g)                            633,950
                                   3,933,000  Owens-Brockway Glass Container, Inc., 8.875% due 2/15/2009                  4,021,493
                                   1,500,000  Owens-Brockway Glass Container, Inc., 8.25% due 5/15/2013                   1,582,500
                                   2,020,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (g)                     2,040,200
                                   1,765,000  Pregis Corp., 12.375% due 10/15/2013 (g)                                    1,994,450
                                                                                                                     --------------
                                                                                                                         18,721,087
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 7.5%                       2,925,000  Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (c)                         2,756,812
                                   1,115,000  Abitibi-Consolidated, Inc., 6% due 6/20/2013                                  925,450
                                     290,000  Abitibi-Consolidated, Inc., 8.85% due 8/01/2030                               246,137
                                   1,500,000  Ainsworth Lumber Co. Ltd., 9.10% due 10/01/2010 (c)                         1,230,000
                                   3,025,000  Boise Cascade LLC, 8.231% due 10/15/2012 (c)                                3,025,000
                                   1,760,000  Bowater Canada Finance Corp., 7.95% due 11/15/2011                          1,696,200
                                   4,075,000  Bowater, Inc., 8.36% due 3/15/2010 (c)                                      4,080,094
                                   4,725,000  Domtar, Inc., 7.125% due 8/15/2015                                          4,754,531
                                   1,550,000  Graphic Packaging International Corp., 8.50% due 8/15/2011                  1,613,937
                                     945,000  Graphic Packaging International Corp., 9.50% due 8/15/2013                  1,005,244
                                   2,275,000  NewPage Corp., 11.606% due 5/01/2012 (c)                                    2,528,094
                                   2,620,000  NewPage Corp., 12% due 5/01/2013                                            2,908,200
                                   1,315,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                      1,318,288
                                   2,950,000  Rock-Tenn Co., 8.20% due 8/15/2011                                          3,127,000
                                     354,000  Smurfit Kappa Funding Plc, 9.625% due 10/01/2012                              373,470
                                   3,520,000  Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017 (g)             3,546,400
                                   1,425,000  Verso Paper Holdings LLC, 9.125% due 8/01/2014 (g)                          1,510,500
                                     295,000  Verso Paper Holdings LLC, 11.375% due 8/01/2016 (g)                           315,650
                                                                                                                     --------------
                                                                                                                         36,961,007
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 4.7%                        460,000  Beverages & More, Inc., 9.25% due 3/01/2012 (g)                               470,350
                                   1,480,000  Buffets, Inc., 12.50% due 11/01/2014                                        1,509,600
                                     505,000  Burlington Coat Factory Warehouse Corp., 11.125% due 4/15/2014                525,200
                                     690,000  Claire's Stores, Inc., 9.25% due 6/01/2015 (g)                                683,962
                                   2,610,000  General Nutrition Centers, Inc., 9.85% due 3/15/2014 (f)(g)                 2,569,264
                                   2,100,000  General Nutrition Centers, Inc., 10.75% due 3/15/2015 (g)                   2,052,770
                                   2,470,000  Michaels Stores, Inc., 10% due 11/01/2014 (g)                               2,667,600
                                   3,130,000  Michaels Stores, Inc., 11.375% due 11/01/2016 (g)                           3,458,650
                                   1,775,000  Neiman Marcus Group, Inc., 9% due 10/15/2015 (f)                            1,948,063
                                   1,400,000  Neiman Marcus Group, Inc., 10.375% due 10/15/2015                           1,575,000
                                   2,130,000  Rite Aid Corp., 9.375% due 12/15/2015 (g)                                   2,140,650
                                   3,700,000  Rite Aid Corp., 7.50% due 3/01/2017                                         3,690,750
                                                                                                                     --------------
                                                                                                                         23,291,859
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Service - 8.0%                   $ 2,975,000  Ashtead Capital, Inc., 9% due 8/15/2016 (g)                            $    3,220,437
                                     875,000  Avis Budget Car Rental LLC, 7.625% due 5/15/2014                              907,812
                                   4,150,000  Avis Budget Car Rental LLC, 7.86% due 5/15/2014                             4,295,250
                                     620,000  Clarke American Corp., 9.50% due 5/15/2015 (g)                                632,400
                                     510,000  Clarke American Corp., 10.105% due 5/15/2015 (c)(g)                           512,550
                                   4,425,000  Corrections Corp. of America, 7.50% due 5/01/2011                           4,535,625
                                     915,000  DI Finance Series B, 9.50% due 2/15/2013                                      981,337
                                   2,625,000  Dycom Industries, Inc., 8.125% due 10/15/2015                               2,762,812
                                   2,220,000  Mac-Gray Corp., 7.625% due 8/15/2015                                        2,253,300
                                   2,045,000  PNA Intermediate Holding Corp., 12.36% due 2/15/2013 (c)(g)                 2,085,900
                                     790,000  Sally Holdings LLC, 9.25% due 11/15/2014 (g)                                  819,625
                                   2,640,000  Sally Holdings LLC, 10.50% due 11/15/2016 (g)                               2,735,700
                                   4,425,000  Service Corp. International, 7% due 6/15/2017                               4,397,344
                                   2,000,000  United Rentals North America, Inc., 7.75% due 11/15/2013                    2,075,000
                                   4,425,000  Waste Services, Inc., 9.50% due 4/15/2014                                   4,673,906
                                     190,000  Yankee Acquisition Corp., 8.50% due 2/15/2015                                 194,275
                                   2,560,000  Yankee Acquisition Corp., 9.75% due 2/15/2017                               2,617,600
                                                                                                                     --------------
                                                                                                                         39,700,873
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.9%                       2,925,000  Chaparral Steel Co., 10% due 7/15/2013                                      3,261,375
                                   1,149,000  UCAR Finance, Inc., 10.25% due 2/15/2012                                    1,212,195
                                                                                                                     --------------
                                                                                                                          4,473,570
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 4.3%          2,925,000  Inmarsat Finance Plc, 7.625% due 6/30/2012                                  3,056,625
                                   4,350,000  LCI International, Inc., 7.25% due 6/15/2007                                4,350,000
                                   1,085,000  MetroPCS Wireless, Inc.,  9.25% due 11/01/2014 (g)                          1,148,744
                                   3,550,000  Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (g)                 3,847,313
                                     650,000  Qwest Communications International, Inc., 7.50% due 2/15/2014                 671,125
                                   2,150,000  Qwest Corp., 8.61% due 6/15/2013 (c)                                        2,354,250
                                     850,000  Qwest Corp., 7.625% due 6/15/2015                                             901,000
                                   4,400,000  Windstream Corp., 8.125% due 8/01/2013                                      4,730,000
                                                                                                                     --------------
                                                                                                                         21,059,057
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 2.5%                550,000  Britannia Bulk Plc, 11% due 12/01/2011                                        558,250
                                   2,250,000  Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (g)                    2,387,813
                                   2,075,000  OMI Corp., 7.625% due 12/01/2013                                            2,137,250
                                   3,330,000  St. Acquisition Corp., 12.50% due 5/15/2017 (g)                             3,288,375
                                   3,750,000  Teekay Shipping Corp., 8.875% due 7/15/2011                                 4,003,125
                                                                                                                     --------------
                                                                                                                         12,374,813
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 7.2%                     2,375,000  The AES Corp., 8.75% due 5/15/2013 (g)                                      2,520,469
                                   2,069,000  CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (a)                  3,494,024
                                   3,705,000  ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011              3,764,024
                                   2,750,000  Edison Mission Energy, 7.50% due 6/15/2013                                  2,825,625
                                   1,955,000  El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (g)                   2,067,412
                                   3,850,000  Mirant North America LLC, 7.375% due 12/31/2013                             4,071,375
                                   2,325,000  NRG Energy, Inc., 7.25% due 2/01/2014                                       2,388,938
                                   2,300,000  NRG Energy, Inc., 7.375% due 2/01/2016                                      2,386,250
                                     620,000  NSG Holdings LLC, 7.75% due 12/15/2025 (g)                                    652,550
                                   5,620,000  Reliant Energy, Inc., 9.50% due 7/15/2013                                   6,090,675
                                   1,825,000  Sierra Pacific Resources, 8.625% due 3/15/2014                              1,960,712
                                   3,046,234  Tenaska Alabama Partners LP, 7% due 6/30/2021 (g)                           3,187,990
                                                                                                                     --------------
                                                                                                                         35,410,044
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                           2,400,000  Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013                2,595,000
Communications - 6.1%              2,030,000  Centennial Communications Corp., 11.099% due 1/01/2013 (c)                  2,134,037
                                   2,000,000  Cricket Communications, Inc., 9.375% due 11/01/2014                         2,120,000
                                   1,250,000  Digicel Group Ltd., 8.875% due 1/15/2015 (g)                                1,239,062
                                   3,225,000  Digicel Group Ltd., 9.125% due 1/15/2015 (f)(g)                             3,168,562
                                   1,775,000  Dobson Communications Corp., 9.606% due 10/15/2012 (c)                      1,828,250

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   920,000  iPCS, Inc., 7.48% due 5/01/2013 (c)(g)                                 $      922,300
                                   5,120,000  MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (g)                           5,427,200
                                     300,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014                             295,380
                                     525,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (g)                         513,844
                                   3,900,000  Rural Cellular Corp., 8.25% due 3/15/2012                                   4,104,750
                                   1,000,000  West Corp., 9.50% due 10/15/2014                                            1,052,500
                                   4,220,000  West Corp., 11% due 10/15/2016                                              4,568,150
                                                                                                                     --------------
                                                                                                                         29,969,035
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Corporate Bonds  (Cost - $620,125,290) - 129.2%                     639,039,061
-----------------------------------------------------------------------------------------------------------------------------------
                                              Floating Rate Loan Interests (d)
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                   4,650,000  Wellman, Inc. Second Lien Term Loan, 12.106% due 2/10/2010                  4,271,355
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-                       37,052  Spectrum Brands Letter of Credit, 5.17% due 4/15/2013                          37,438
Durables - 0.2%                      749,561  Spectrum Brands Term Loan B-1, 9.32% due 4/15/2013                            757,369
                                     133,387  Spectrum Brands Term Loan B-2, 9.32% due 4/15/2013                            133,721
                                                                                                                     --------------
                                                                                                                            928,528
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 0.1%             650,000  Affinion Group Term Loan, 11.66% due 3/01/2012                                650,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &             1,100,000  Sandridge Energy Term Loan, 8.625% due 3/01/2015                            1,133,000
Production - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.4%                 2,130,568  Rotech Healthcare, Inc. Term Loan B, 11.36% due 9/26/2011                   2,130,568
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.1%                     5,620,000  Travelport, Inc. Term Loan, 12.35% due 3/22/2012                            5,627,025
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%               520,000    Rexnord Corp. Payment In Kind Term Loan, 12.36% due 3/02/2013                 506,350
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 0.3%                   1,260,000  Berry Plastics, 11.61% due 6/15/2014                                        1,225,350
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Floating Rate Loan Interests
                                              (Cost - $16,522,037) - 3.3%                                                16,472,176
-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
                                        Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.2%                  123,462  Loral Space & Communications Ltd. (i)                                       5,790,368
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 0.6%        145,433  Cypress Semiconductor Corp. (i)                                             3,122,447
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.3%                 109,685  Medis Technologies Ltd. (i)                                                 1,602,498
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                         149,825  Western Forest Products, Inc. (i)                                             315,171
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Common Stocks  (Cost - $9,469,049) - 2.2%                            10,830,484
-----------------------------------------------------------------------------------------------------------------------------------
                                              Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.4%                    9,878  Loral Spacecom Corp. Series A, 12% (f)                                      2,037,338
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &                    63  EXCO Resources, Inc., 7% (a)                                                  630,000
Production - 0.7%                        259  EXCO Resources, Inc., 11%                                                   2,590,000
                                                                                                                     --------------
                                                                                                                          3,220,000
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Preferred Securities  (Cost - $5,172,820) - 1.1%                      5,257,338
-----------------------------------------------------------------------------------------------------------------------------------
                                              Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                    52,465  HealthSouth Corp. (expires 1/16/2014)                                          41,972
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                           1,100  MDP Acquisitions Plc (expires 10/01/2013)                                     142,527
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 0.2%         1,350  American Tower Corp. (expires 8/01/2008)                                      822,028
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Warrants   (Cost - $87,831) - 0.2%                                    1,006,527
-----------------------------------------------------------------------------------------------------------------------------------
                                  Beneficial
                                    Interest  Other Interests (k)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%                1,250,000  Adelphia Escrow                                                                   125
                                   1,567,669  Adelphia Recovery Trust                                                         5,001
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Other Interests  (Cost - $5,125) - 0.0%                                   5,126
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                  Beneficial
                                    Interest  Short -Term Securities                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 3,713,180  BlackRock Liquidity Series, LLC Cash Sweep Series, 5.26% (e)(j)        $    3,713,180
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities  (Cost - $3,713,180) - 0.7%                     3,713,180
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments  (Cost - $655,095,332*)  - 136.7%                       676,323,892
                                              Liabilities in Excess of Other Assets - (36.7%)                          (181,630,059)
                                                                                                                     --------------
                                              Net Assets - 100.0%                                                    $  494,693,833
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 655,771,962
                                                                  =============
      Gross unrealized appreciation                               $  25,508,621
      Gross unrealized depreciation                                  (4,956,691)
                                                                  -------------
      Net unrealized appreciation                                 $  20,551,930
                                                                  =============

(a)   Convertible security.
(b) Represents a step bond; the interest rate shown is the effective yield at the time of purchase.
(c)   Floating rate security.
(d) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(e)   Represents the current yield as of May 31, 2007.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i)   Non-income producing security.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------

                                                         Net           Interest
      Affiliate                                       Activity          Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                           $ 3,644,157      $   832,243
      --------------------------------------------------------------------------

(k) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding entered into as of May 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------
                                                                                      Unrealized
                                                               Notional Amount       Appreciation
      -------------------------------------------------------------------------------------------
      Sold credit default protection on General Motors Corp.
        and receive 4.40%

           Broker, Morgan Stanley Capital Services, Inc.
           Expires June 2007                                    $   600,000            $   1,381

      Sold credit default protection on General Motors Corp.
        and receive 8.00%

           Broker, Morgan Stanley Capital Services, Inc.
           Expires June 2007                                    $   600,000                2,624

      Sold credit default protection on Ford Motor Co.
        and receive 3.80%

           Broker, JPMorgan Chase
           Expires March 2010                                   $ 4,750,000               42,280

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

      -------------------------------------------------------------------------------------------
                                                                                      Unrealized
                                                               Notional Amount       Appreciation
      -------------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Co. and
        receive 3.80%

           Broker, UBS Warburg
           Expires March 2010                                  $ 1,480,000            $   13,173

      Sold credit default protection on Ford Motor Co. and receive 5.00%

           Broker, Goldman Sachs & Co.
           Expires June 2010                                   $ 5,920,000               216,672

      Sold credit default protection on Primedia, Inc. and receive 2.45%

           Broker, Lehman Brothers Special Finance
           Expires March 2012                                  $ 1,500,000                60,522
      -------------------------------------------------------------------------------------------
      Total                                                                           $  336,652
                                                                                      ==========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund V, Inc.

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund V, Inc.

Date: July 24, 2007


By: /s/ Donald C. Burke
    -------------------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Corporate High Yield Fund V, Inc.

Date: July 24, 2007